Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Jul. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Jul. 31, 2025	Apr. 15, 2025	Apr. 15, 2024
Related Party Transactions [line items]
Capital commitment			$ 20.0
Interest rate									6.00%
Additional financing facilities	$ 50.0	$ 100.0
Aggregate amount	$ 150.0
Contribution			$ 17.3
Partnership interest				$ 21.8	$ 20.3
Matrixport group [Member]
Related Party Transactions [line items]
Capital commitment								$ 200.0
Interest rate								9.00%
Matrixport group [Member] | Financing Facility [Member]
Related Party Transactions [line items]
Financing facility amount							$ 200.0
Interest rate						8.35%
Matrixport group [Member] | Financing Facility [Member] | Top of range [member]
Related Party Transactions [line items]
Financing facility amount		$ 400.0
Matrixport group [Member] | Financing Facility [Member] | Bottom of range [member]
Related Party Transactions [line items]
Financing facility amount						$ 400.0